Shareholders' Equity - Schedule of Table Reconciles the Non-controlling Interest (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Non-controlling interest, beginning balance	$ 424,995
Net income (loss) attributable to non-controlling interest	61,317	(5,279)	(11,167)
Capital contribution by non-controlling interest		435,964	435,964
Foreign currency translation adjustment	(1,378)		198
Non-controlling interest, ending balance	484,934		424,995
Xi'an DT [Member]
Non-controlling interest, beginning balance	424,995
Net income (loss) attributable to non-controlling interest	61,317		(11,167)
Capital contribution by non-controlling interest			435,964
Foreign currency translation adjustment	(1,378)		198
Non-controlling interest, ending balance	484,934		424,995
Tianjin YHX [Member]
Non-controlling interest, beginning balance
Net income (loss) attributable to non-controlling interest
Capital contribution by non-controlling interest
Foreign currency translation adjustment
Non-controlling interest, ending balance